SHARE-BASED COMPENSATION (Details 4)	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Share Option CNY	Dec. 31, 2014 Restricted Stock [Member] CNY	Dec. 31, 2014 2010 Plan Share Option CNY	Dec. 31, 2013 2010 Plan Share Option CNY	Dec. 31, 2012 2010 Plan Share Option CNY	Dec. 31, 2014 2010 Plan Restricted Stock [Member] USD ($)	Dec. 31, 2014 2010 Plan Restricted Stock [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted									450,000	450,000
Vested									(112,500)	(112,500)
Unvested at December 31, 2014									337,500	337,500
Expected to vest at December 31, 2014									337,500	337,500
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Granted (in dollars per share)									$ 6.99
Vested (in dollars per share)									$ 6.99
Unvested at December 31, 2014 (in dollars per share)									$ 6.99
Expected to vest at December 31, 2014 (in dollars per share)									$ 6.99
Requisite service period					3 years
Recognized share-based compensation expense	12,681,141	6,206,213	6,683,456			6,162,573	6,206,213	6,683,456		6,518,568
Unrecognized compensation expense				22,638,196	12,761,233
Expected weighted-average recognized period				3 years 1 month 13 days	2 years 7 months 24 days